Expense Example, No Redemption	Jan. 31, 2026 USD ($)
Vest 2 Year Interest Rate Hedge ETF | Vest 2 Year Interest Rate Hedge ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 95
Expense Example, No Redemption, 3 Years	296
Expense Example, No Redemption, 5 Years	515
Expense Example, No Redemption, 10 Years	1,143
Vest 10 Year Interest Rate Hedge ETF | Vest 10 Year Interest Rate Hedge ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	520
Expense Example, No Redemption, 10 Years	$ 1,155